Convertible Notes	12 Months Ended
Dec. 31, 2024
CONVERTIBLE NOTES [Abstract]
Convertible Notes
13.	CONVERTIBLE NOTES

	As of December 31,
	2023	2024
	$	$

2024 Convertible Notes	151,764	–
2025 Convertible Notes	1,146,369	1,147,984
2026 Convertible Notes	1,803,416	1,478,784

	3,101,549	2,626,768

The Company issued the following convertible notes and the terms are as follows:

	2024 Convertible Notes	2025 Convertible Notes	2026 Convertible Notes
Issuance date	November 18, 2019	May 22, 2020	September 14, 2021
Maturity date	December 1, 2024	December 1, 2025	September 15, 2026
Principal amount	$1,150,000	$1,150,000	$2,875,000
Interest rate	1.00%	2.375%	0.25%
Initial conversion rate	19.9475 ADSs per $1 principal amount, equivalent to $50.13 per ADS	11.0549 ADSs per $1 principal amount, equivalent to $90.46 per ADS	2.0964 ADSs per $1 principal amount, equivalent to $477.01 per ADS
Agreed conversion date	June 1, 2024	September 1, 2025	June 15, 2026
The Convertible Notes holders (the “Holders”) have the right, at their option, to convert the outstanding principal amount of the convertible notes, in whole or in part in integral multiples of $1 principal amount (i) upon satisfaction of one or more of the conversion conditions as defined in the indenture prior to the close of business day immediately preceding the agreed conversion date; or (ii) anytime on or after the agreed conversion date until the close of business on the second scheduled trading day immediately preceding the maturity date (the “Conversion Option”).

The conversion is subject to the anti-dilution and make-whole fundamental change adjustments. Upon conversion, the Company has the right, at its option, to pay or deliver, either cash, ADSs, or a combination of cash and ADSs to the Holders.
If certain events of default, changes in tax laws of the relevant taxing jurisdiction or fundamental change, optional redemption or clean up redemption as defined in the indenture were to occur, of which the optional redemption and clean up redemption only applies to the 2024 Convertible Notes, 2025 Convertible Notes and 2026 Convertible Notes, the outstanding obligations under the respective convertible notes could be immediately due and payable (the “Contingent Redemption Options”).
The Company evaluated the Conversion Option and Contingent Redemption Options in accordance with ASC 815,
Derivatives and Hedging
, to determine if these features require bifurcation and accounted for as a derivative at fair value with changes in fair value recorded in earnings. The Conversion Option and Contingent Redemption Options were not required to be bifurcated in accordance with ASC 815 and the convertible notes were accounted for as a single liability measured at amortized cost.
The following table presents the carrying amount of the convertible notes:

	As of December 31, 2023				As of December 31, 2024
	2024 Convertible Notes	2025 Convertible Notes	2026 Convertible Notes	Total	2025 Convertible Notes	2026 Convertible Notes	Total
	$	$	$	$	$	$	$

Principal	152,048	1,149,500	1,813,273	3,114,821	1,149,500	1,483,880	2,633,380
Less: unamortized issuance cost and debt discount	(284)	(3,131)	(9,857)	(13,272)	(1,516)	(5,096)	(6,612)

Net carrying amount	151,764	1,146,369	1,803,416	3,101,549	1,147,984	1,478,784	2,626,768

During the years ended December 31, 2022, 2023 and 2024, the Company recognized total interest expense for coupon interest of $36,544, $34,309 and $32,666, respectively, and amortization of debt issuance costs on the liability component amounted to $7,536, $6,034 and $5,075, respectively.
Capped call transactions
In connection with the offering of 2024 Convertible Notes and 2025 Convertible Notes, the Company entered into separately negotiated capped call transactions with certain counterparties (collectively, the “Capped Calls”). The details of the Capped Calls are as follows:

	2024 Convertible Notes	2025 Convertible Notes

Initial strike price per share	$50.13	$ 90.46
Initial cap price per share	$70.36	$136.54
The Capped Calls are generally intended to reduce or offset the potential economic dilution to the Class A ordinary shares upon any conversion of the 2024 Convertible Notes and 2025 Convertible Notes, respectively, with such reduction or offset, as the case may be, subject to a cap based on the cap price. As the Capped Calls are considered indexed to the Company’s own stock and are equity classified, they are recorded in shareholders’ equity and are not accounted for as derivative. The costs of $97,060 and $135,700 incurred in connection with the Capped Calls of the 2024 Convertible Notes and 2025 Convertible Notes, respectively, were recorded as reductions to additional paid-in capital. Capped Calls are excluded from the calculation of diluted earnings per share, as they would be anti-dilutive under treasury stock method.
During the year ended December 31, 2024, the Company settled the Capped Calls of the 2024 Convertible Notes. The proceeds received were recorded as an increase in additional paid-in capital.
Repurchase of convertible notes
Subsequent to December 31, 2024, the Company repurchased 2026 Convertible Notes of $149,750 and recorded a $10,602 gain on debt extinguishment.